Shareholder Report, Holdings (Details)	May 31, 2026
C000038820 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000038820 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000038820 | Alphabet, Inc.,C
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000038820 | Take-Two Interactive Software, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000038820 | Live Nation Entertainment, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000038820 | EchoStar Corp.,A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000038820 | Walt Disney Co. (The),
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000038820 | Warner Bros Discovery, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000038820 | Electronic Arts, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000038820 | Omnicom Group, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000038810 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000038810 | Tesla, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000038810 | Home Depot, Inc. (The),
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000038810 | TJX Cos., Inc. (The),
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000038810 | McDonald's Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000038810 | Booking Holdings, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000038810 | Lowe's Cos., Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000038810 | Starbucks Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000038810 | Marriott International, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000038810 | General Motors Co.,
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000038809 | Walmart, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000038809 | Costco Wholesale Corp.,
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000038809 | Procter & Gamble Co. (The),
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000038809 | Coca-Cola Co. (The),
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000038809 | Philip Morris International, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000038809 | Mondelez International, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000038809 | Altria Group, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000038809 | Colgate-Palmolive Co.,
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000038809 | PepsiCo, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000038809 | Monster Beverage Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018464 | Home Depot, Inc. (The),
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000018464 | Goldman Sachs Group, Inc. (The),
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000018464 | Caterpillar, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000018464 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000018464 | UnitedHealth Group, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018464 | Amgen, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000018464 | Visa, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000018464 | American Express Co.,
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000018464 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000018464 | Sherwin-Williams Co. (The),
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000038814 | Exxon Mobil Corp.,
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000038814 | Chevron Corp.,
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000038814 | ConocoPhillips,
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000038814 | SLB Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000038814 | Williams Cos., Inc. (The),
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000038814 | Valero Energy Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000038814 | Marathon Petroleum Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000038814 | EOG Resources, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000038814 | Phillips 66,
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000038814 | Baker Hughes Co.,A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000038811 | Goldman Sachs Group, Inc. (The),
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000038811 | Visa, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000038811 | American Express Co.,
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000038811 | Berkshire Hathaway, Inc.,B
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000038811 | JPMorgan Chase & Co.,
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000038811 | Mastercard, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000038811 | Bank of America Corp.,
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000038811 | Morgan Stanley,
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000038811 | Wells Fargo & Co.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000038811 | Citigroup, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000038812 | UnitedHealth Group, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000038812 | Amgen, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000038812 | Eli Lilly & Co.,
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000038812 | Johnson & Johnson,
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000038812 | AbbVie, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000038812 | Merck & Co., Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000038812 | Thermo Fisher Scientific, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000038812 | Gilead Sciences, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000038812 | Intuitive Surgical, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000038812 | Pfizer, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000038813 | Caterpillar, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000038813 | General Electric Co.,
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000038813 | GE Vernova, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000038813 | RTX Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000038813 | Boeing Co. (The),
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000038813 | Union Pacific Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000038813 | Eaton Corp. plc,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000038813 | Honeywell International, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000038813 | Uber Technologies, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000038813 | Deere & Co.,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000038872 | Sherwin-Williams Co. (The),
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000038872 | Linde plc,
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000038872 | Newmont Corp.,
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000038872 | Nucor Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000038872 | Freeport-McMoRan, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000038872 | Vulcan Materials Co.,
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000038872 | CRH plc,
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000038872 | Air Products and Chemicals, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000038872 | Steel Dynamics, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000038872 | Corteva, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018463 | Flex Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000018463 | Twilio, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000018463 | TechnipFMC plc,
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000018463 | Curtiss-Wright Corp.,
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000018463 | nVent Electric plc,
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000018463 | Sterling Infrastructure, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000018463 | XPO, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000018463 | Everpure, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000018463 | Illumina, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000018463 | United Therapeutics Corp.,
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000063942 | iShares MSCI Japan ETF,
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000063942 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000051848 | Amgen, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000051848 | Gilead Sciences, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000051848 | Illumina, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000051848 | United Therapeutics Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000051848 | Vertex Pharmaceuticals, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000051848 | Regeneron Pharmaceuticals, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000051848 | Alnylam Pharmaceuticals, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000051848 | Revolution Medicines, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000051848 | Biogen, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000051848 | Royalty Pharma plc,A
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224815 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224815 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000224815 | Everpure, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224815 | DigitalOcean Holdings, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000224815 | Oracle Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000224815 | Dell Technologies, Inc.,C
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224815 | Nutanix, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000224815 | Lumen Technologies, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000224815 | International Business Machines Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224815 | Arista Networks, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000224813 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000018465 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018465 | Alphabet, Inc.,C
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018465 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000018465 | Tesla, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018465 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018465 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018465 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000018465 | Micron Technology, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018465 | Advanced Micro Devices, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018465 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000257113 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000257113 | Alphabet, Inc.,C
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000257113 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000257113 | Tesla, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000257113 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000257113 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000257113 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000257113 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000263102 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000263102 | Alphabet, Inc.,C
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000263102 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000263102 | Tesla, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000263102 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000263102 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000263102 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000263102 | Micron Technology, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000263102 | Advanced Micro Devices, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000263102 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000038816 | Welltower, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000038816 | Prologis, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000038816 | Equinix, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000038816 | American Tower Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000038816 | Simon Property Group, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000038816 | Digital Realty Trust, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000038816 | Public Storage,
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000038816 | Ventas, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000038816 | Crown Castle, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000038816 | Realty Income Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000038807 | EchoStar Corp.,A
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000038807 | Sterling Infrastructure, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000038807 | Bloom Energy Corp.,A
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000038807 | Credo Technology Group Holding Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000038807 | IonQ, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000038807 | Fabrinet,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000038807 | Nextpower, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000038807 | Coeur Mining, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000038807 | TTM Technologies, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000038807 | Guardant Health, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018459 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000018459 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018459 | Alphabet, Inc.,C
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018459 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000018459 | Tesla, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000018459 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018459 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018459 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000018459 | Micron Technology, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000018459 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000263307 | Dell Technologies, Inc.,C
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000263307 | Micron Technology, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000263307 | Advanced Micro Devices, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000263307 | Sandisk Corp.,
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000263307 | Intel Corp.,
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000263307 | Seagate Technology Holdings plc,
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000263307 | ON Semiconductor Corp.,
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000263307 | Hewlett Packard Enterprise Co.,
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000263307 | Western Digital Corp.,
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000263307 | Datadog, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000038817 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000038817 | Micron Technology, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000038817 | Advanced Micro Devices, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000038817 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000038817 | Intel Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000038817 | Lam Research Corp.,
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000038817 | Applied Materials, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000038817 | Texas Instruments, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000038817 | QUALCOMM, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000038817 | KLA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000038818 | Lumen Technologies, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000038818 | Sanmina Corp.,
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000038818 | Semtech Corp.,
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000038818 | Viavi Solutions, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000038818 | Viasat, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000038818 | FormFactor, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000038818 | Element Solutions, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000038818 | Argan, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000038818 | Enphase Energy, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000038818 | Molina Healthcare, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000038819 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000038819 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000038819 | Oracle Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000038819 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000038819 | Micron Technology, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000038819 | Advanced Micro Devices, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000038819 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000038819 | Intel Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000038819 | Lam Research Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000038819 | Cisco Systems, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000038821 | NextEra Energy, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000038821 | Southern Co. (The),
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000038821 | Duke Energy Corp.,
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000038821 | Constellation Energy Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000038821 | American Electric Power Co., Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000038821 | Sempra,
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000038821 | Dominion Energy, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000038821 | Vistra Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000038821 | Entergy Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000038821 | Xcel Energy, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000074108 | Home Depot, Inc. (The),
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000074108 | Goldman Sachs Group, Inc. (The),
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000074108 | Caterpillar, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000074108 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000074108 | UnitedHealth Group, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000074108 | Amgen, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000074108 | Visa, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000074108 | American Express Co.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000074108 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074108 | Sherwin-Williams Co. (The),
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074110 | Flex Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000074110 | Twilio, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074110 | TechnipFMC plc,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074110 | Curtiss-Wright Corp.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074110 | nVent Electric plc,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074110 | Sterling Infrastructure, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074110 | XPO, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074110 | Everpure, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074110 | Illumina, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074110 | United Therapeutics Corp.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074098 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000074098 | Alphabet, Inc.,C
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000074098 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074098 | Tesla, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000074098 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000074098 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000074098 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000074098 | Micron Technology, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074098 | Advanced Micro Devices, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000074098 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000074111 | EchoStar Corp.,A
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000074111 | Sterling Infrastructure, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000074111 | Bloom Energy Corp.,A
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000074111 | Credo Technology Group Holding Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074111 | IonQ, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000074111 | Fabrinet,
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000074111 | Nextpower, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000074111 | Coeur Mining, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000074111 | TTM Technologies, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000074111 | Guardant Health, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000074109 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000074109 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000074109 | Alphabet, Inc.,C
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074109 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000074109 | Tesla, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000074109 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000074109 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000074109 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000074109 | Micron Technology, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000074109 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.50%